Property and equipment, net (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property and equipment, net [Line Items]
Gross carrying amount	$ 610,282	$ 560,829
Less: accumulated depreciation	(244,890)	(159,168)
Property and equipment, net	365,392	401,661
Buildings [Member]
Property and equipment, net [Line Items]
Gross carrying amount	158,119	153,093
Servers, computers and equipment [Member]
Property and equipment, net [Line Items]
Gross carrying amount	319,393	301,671
Leasehold improvements [Member]
Property and equipment, net [Line Items]
Gross carrying amount	8,210	8,966
Renovation of buildings [Member]
Property and equipment, net [Line Items]
Gross carrying amount	16,194	15,795
Furniture, fixture and office equipment [Member]
Property and equipment, net [Line Items]
Gross carrying amount	5,229	4,788
Motor vehicles [Member]
Property and equipment, net [Line Items]
Gross carrying amount	6,585	6,626
Construction in progress [Member]
Property and equipment, net [Line Items]
Gross carrying amount	$ 96,552	$ 69,890